Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2013
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Supplement -- [Text Block]	jhfiiemrgngmkts_SupplementTextBlock_04

John Hancock Funds II
Emerging Markets Debt Fund

Supplement dated 8-9-13 to the Prospectus dated 1-1-13, as supplemented

Effective immediately pursuant to a shareholder vote, the Fund is a non-diversified fund under the Investment Company Act of 1940, as amended. Accordingly, the Prospectus is being revised as follows:

The "Principal Investment Strategies" section and the "Investment strategies" section are each amended to include the following sentence:

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The "Principal Risks of Investing in the Fund" section in the "Fund summary" is amended to include the following:

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

John Hancock Funds II | (Emerging Markets Debt Fund - Class NAV)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.